Schedule of revenue (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total Revenue	€ 14,415	€ 1,605	€ 4,144
Goods or services transferred over time [member]
IfrsStatementLineItems [Line Items]
Total Revenue	4,135	578
Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Total Revenue	10,280	1,027	4,144
Engineering, installation and annual maintenance contracts [member]
IfrsStatementLineItems [Line Items]
Total Revenue	4,135	578
Bulk LPG deliveries [member]
IfrsStatementLineItems [Line Items]
Total Revenue	4,550	436
LPG cylinder sales [member]
IfrsStatementLineItems [Line Items]
Total Revenue	3,555	377
Metered LPG utility services [member]
IfrsStatementLineItems [Line Items]
Total Revenue	2,170	214
Hydrogen engineering and advisory services [member]
IfrsStatementLineItems [Line Items]
Total Revenue	€ 5		€ 4,144